Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of associates [line items]
Current assets		$ 231,023		$ 218,757
Non-current assets		455,917		507,277
Current liabilities		172,861		128,063
Non-current liabilities		391,926		470,770
Net assets		686,940		726,034
Revenues		121,256		110,741		$ 93,266
Net income / (loss)		20,003		(40,729)		27,420
Total comprehensive income / (loss)		31,420		(41,533)		44,112
Cash of operating activitie		35,734		25,546		24,150
Cash of investing activities		40,311		10,552		(31,553)
Cash of financing activities		(72,624)		(25,735)		$ (4,009)
Quality Invest [Member]
Disclosure of associates [line items]
Current assets	[1]	4		24
Non-current assets	[1]	5,525		4,921
Current liabilities	[1]	87		118
Non-current liabilities	[1]	1,302		1,152
Net assets	[1]	$ 4,140		$ 3,675
% of ownership interest held	[1]	50.00%		50.00%
Interest in associates / joint ventures	[1]	$ 2,070		$ 1,838
Goodwill and others	[1]	31		32
Book value	[1]	2,101		1,870
Revenues	[1]	4		35
Net income / (loss)	[1]	5,525		(1,167)
Total comprehensive income / (loss)	[1]	87		(1,167)
Dividends distributed to non-controlling shareholders	[1]	1,302
Cash of operating activitie	[1]	4,140		(124)
Cash of investing activities	[1]	1
Cash of financing activities	[1]	2,070		124
Net increase / (decrease) in cash and cash equivalents	[1]	$ 31
Mehadrin [Member]
Disclosure of associates [line items]
Current assets				11,890
Non-current assets				15,318
Current liabilities				13,068
Non-current liabilities				3,719
Net assets				$ 10,421
% of ownership interest held		45.41%	[2]	45.41%		45.41%	[2]
Interest in associates / joint ventures				$ 4,733
Goodwill and others				112
Book value				4,846
Revenues	[3]			17,330
Net income / (loss)	[3]			775
Total comprehensive income / (loss)	[3]			819
Dividends distributed to non-controlling shareholders
Cash of operating activitie	[3]			671
Cash of investing activities	[3]			(277)
Cash of financing activities	[3]			(1,262)
Net increase / (decrease) in cash and cash equivalents				(868)
BHSA [Member]
Disclosure of associates [line items]
Current assets		$ 76,869	[4]	87,812
Non-current assets		43,610	[4]	31,989
Current liabilities		102,290	[4]	89,513
Non-current liabilities		4,629	[4]	15,287
Net assets		$ 13,560	[4]	$ 15,001
% of ownership interest held	[5]	29.91%		29.91%		29.91%
Interest in associates / joint ventures		$ 4,056	[4]	$ 4,487
Goodwill and others		17	[4]	35
Book value		4,073	[4]	4,451
Revenues	[3]	13,033	[4]	24,306
Net income / (loss)	[3]	(1,272)	[4]	2,426
Total comprehensive income / (loss)	[3]	(1,272)	[4]	2,426
Dividends distributed to non-controlling shareholders				358
Cash of operating activitie	[3]	4,656	[4]	11,348
Cash of investing activities	[3]	37	[4]	(2,917)
Cash of financing activities	[3]	(3,465)	[4]	(7,209)
Net increase / (decrease) in cash and cash equivalents		1,228		1,222
Gav - Yam [Member]
Disclosure of associates [line items]
Current assets		41,963
Non-current assets		165,878
Current liabilities		19,791
Non-current liabilities		117,752
Net assets		$ 70,298
% of ownership interest held		34.90%
Interest in associates / joint ventures		$ 24,534
Goodwill and others		2,743
Book value		27,277
Revenues		11,551
Net income / (loss)		6,765
Total comprehensive income / (loss)		5,456
Dividends distributed to non-controlling shareholders		3,587
Cash of operating activitie		5,086
Cash of investing activities		(5,723)
Cash of financing activities		15,869
Net increase / (decrease) in cash and cash equivalents		$ 15,232
PBEL [Member]
Disclosure of associates [line items]
Current assets				3,173
Non-current assets				853
Current liabilities				632
Non-current liabilities				12,128
Net assets				$ (8,734)
% of ownership interest held		45.00%		45.00%		45.40%
Interest in associates / joint ventures				$ (3,930)
Goodwill and others				5,910
Book value				1,980
Shufersal [member]
Disclosure of associates [line items]
Current assets		$ 73,348		51,741
Non-current assets		187,032		89,475
Current liabilities		91,899		54,708
Non-current liabilities		129,224		54,794
Net assets		$ 39,257		$ 31,714
% of ownership interest held		26.02%	[6]	26.02%	[6]	33.56%	[7]
Interest in associates / joint ventures		$ 10,213		$ 8,253
Goodwill and others		17,898		14,761
Book value		28,111		23,014
Revenues	[3]	218,000		165,640
Net income / (loss)	[3]	5,046		3,165
Total comprehensive income / (loss)	[3]	4,500		3,148
Dividends distributed to non-controlling shareholders		1,435		2,448
Cash of operating activitie	[3]	21,874		4,457
Cash of investing activities	[3]	(2,709)		(11,530)
Cash of financing activities	[3]	(13,793)		1,396
Net increase / (decrease) in cash and cash equivalents		$ 5,372		$ (5,677)

[1]	In March 2011, Quality acquired an industrial plant located in San Mart?n, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
[3]	Information under GAAP applicable in the associate and joint ventures' jurisdiction.
[4]	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.
[5]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 8.45 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
[6]	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
[7]	Share market value as of June 30, 2018 is NIS 2.24 per share.